Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes

Year Ended December 31	2022	2021
Income before income taxes - consolidated	$716	$446
Statutory income tax rate (%)	23.0	23.0
Expected taxes at statutory rates	$165	$103
Add (deduct) the tax effect of:
Permanent differences	$2	$3
Statutory and other rate differences	1	25
Deferred income tax recovery on regulated assets	(21)	(18)
Tax differences on divestitures and transactions	(3)	(4)
Other	(1)	(3)
	$143	$106
Income tax provision
Current	$23	$59
Deferred	120	47
	$143	$106
Effective income tax rate (%)	20.0	23.8

Net deferred income tax liabilities were composed of the following:

As at	December 31, 2022	December 31, 2021
PP&E and intangible assets	$1,862	$1,709
Regulatory assets	(187)	(233)
Tax pools, deferred financing, and compensation	(238)	(236)
Other	(69)	(84)
Valuation allowance	1	2
	$1,369	$1,158
The amount shown on the Consolidated Balance Sheets as deferred income tax liabilities represents the net differences between the tax basis and book carrying values on the Corporation's balance sheets at enacted tax rates.

As at December 31, 2022, the Corporation had tax-effected non-capital losses of approximately $338 million, which will be available to offset future taxable income. If not used, these losses will expire between 2027 and 2042.

Uncertain Tax Positions

The Corporation recognizes the benefit of an uncertain tax position only when it is more likely than not that such a position will be sustained by the taxing authorities based on the technical merits of the position. The current and deferred tax impact is equal to the largest amount, considering possible settlement outcomes, that has greater than 50 percent likelihood of being realized upon settlement with the taxing authorities.

On an annual basis, the Corporation and its subsidiaries file tax returns in Canada and various foreign jurisdictions. In Canada, AltaGas' federal and provincial tax returns for the years 2013 to 2021 remain subject to examination by taxation authorities. In the United States, both the federal and state tax returns for the years 2018 to 2021 remain subject to examination by the taxation authorities.

Management determined that the following provision was required for uncertainty on income taxes during the year:

Year ended December 31	2022	2021
Balance, beginning of year	$20	$21
Settlement	—	(1)
Balance, end of year	$20	$20